Loans Outstanding by Domicile and Industry of Borrower (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	¥ 66,078,573	[1]	¥ 64,771,441	[1]
Less: Unearned income and deferred loan fees-net	89,511		81,627
Loans outstanding	65,989,062		64,689,814
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	53,976,719		54,756,380
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	7,586,608		7,617,139
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	7,270,414		7,308,324
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,981,279		4,286,744
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	5,295,142		5,313,766
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,200,570		3,228,202
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,501,266		3,908,065
Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	6,911,725		7,154,049
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	4,318,959	[2]	3,758,540	[2]
Domestic | Mortgage loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	11,191,410		11,436,486
Domestic | Other individual loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	719,346		745,065
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	12,101,854		10,015,061
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,343,181		2,587,531
Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	521,988		453,066
Foreign | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	8,146,215		6,964,802
Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	¥ 90,470	[2]	¥ 9,662	[2]

[1]	Amounts represent loan balances before deducting unearned income and deferred loan fees.
[2]	Other industries of domestic and other of foreign include trade receivables and lease receivables of consolidated VIEs.